Other Non-Current Liabilities - Additional Information (Detail) - Settlement Agreement [Member] - USD ($) $ in Millions		12 Months Ended
	Nov. 19, 2025	Dec. 31, 2025
Disclosure of other non-current liabilities explanatory [line items]
Other payables and accruals		$ 1.0
Other non-current liabilities		3.0
Settlement obligation remains unpaid		$ 4.0
Payments relating to litigation expenses	$ 5.0
Payments for associated legal expenses	$ 0.9